Offerings - Offering: 1	Nov. 06, 2025 USD ($) shares $ / shares
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock $0.001 par value (Lam Research Corporation 2025 Stock Incentive Plan)
Amount Registered | shares	96,800,000
Proposed Maximum Offering Price per Unit | $ / shares	158.12675
Maximum Aggregate Offering Price	$ 15,306,669,400
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,113,851.04
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock, par value $0.001 per share (“Common Stock”), that become issuable under the Registrant’s Lam Research Corporation 2025 Stock Incentive Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.

(2)
Estimated solely for the purpose of computing the amount of the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act and based on the average of high and low prices for the Registrant’s Common Stock as reported on the NASDAQ Global Select Market on November 4, 2025.

(3)
Amount of registration fee was calculated pursuant to Section 6(b) of the Securities Act, which provides that the fee shall be $138.10 per $1,000,000 of the proposed maximum aggregate offering price of the securities proposed to be offered.